Financial risk management	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management
6	Financial risk management

The Group’s financial risk management covers credit, market, liquidity and operational risks. Management activities are carried out by specific and specialized structures, according to policies, strategies and processes described for each of these risks with the objective of identifying and measuring possible impacts and solutions and ensuring the continuity and the quality of the Group’s business.

The model adopted by the Group includes:

Segregation of function;

Specific structure for risk management;

Defined management process;

Decisions at various hierarchical levels;

Defined limits and margins; and

Reference to best management practices.

Risk management practices adopted by the Group are designed to be in line with the recommendations of Pillar III of the Basel Committee for both qualitative and quantitative aspects.

a.	Credit risk

The definition of credit risk includes, among others:

Counterparty risk: possibility of a failure, by a given counterparty, to honor obligations regarding the settlement of transactions involving the trading of financial assets, including those related to the settlement of derivative financial instruments.

Principal risk: possibility of disbursements to honor sureties, guarantees, co-obligations, credit commitments, or other such operations of a similar nature.

Risk of intermediary: possibility of losses associated with a failure to comply with agreed financial obligations by an intermediary or a party to a covenant for loans and advances to customers.

Concentration risk: possibility of credit losses arising from significant exposure to a borrower or counterparty, a risk factor, a group of borrowers or counterparties related through common characteristics.

Credit risk management aims to identify, evaluate, control, mitigate and monitor risk exposure, to contribute to safeguarding the Group’s financial solidity and solvency and ensure alignment with shareholders´ interests.

In order to ensure that the loan process is aligned with the strategic objectives, the Group establishes in its Credit Risk Policy:

●The evaluation of the ability to pay and likelihood of loss for each customer;
●The establishment of limits for transactions with individuals and legal entities;
●The definition of how credit shall be released to the customer; and
●The monitoring and tracking of portfolios subject to credit risk.

The Group has a structured process in order to maintain the diversification of its portfolio regarding the concentration of the largest debtors per geographical region, segment and sector of activity.

Mitigation of Exposure

In order to maintain the exposures within the risk levels established by senior management, the Group adopts measures to mitigate credit risk. Exposure to credit risk is mitigated through the structuring of guarantees, adapting the risk level to be incurred to the characteristics of the collateral taken at the time of granting. Risk indicators are monitored on an on-going basis and proposal for alternatives forms of mitigation are assessed, whenever the exposure behavior to credit risk of any unit, region, product or segment requires it. Additionally credit risk mitigation takes place through product repositioning and adjusting operational processes or operation approval levels.

In addition to the activities described above, goods pledged in guarantee are subject to a technical assessment / valuation at least once every twelve months. In the case of personal guarantees, an analysis of the financial and economic circumstances of the guarantor is made considering their other debts with third parties, including tax, social security and labor debt.

Credit standards guide operational units and cover, among other aspects, the classification, requirement, selection, assessment, formalization, control and reinforcement of guarantees, aiming to ensure the adequacy and sufficiency of mitigating instruments throughout the cycle of the loan.

In 2021, 2020 and 2019 there were no material changes to the nature of the credit risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although the Group continues to refine its internal risk management processes.

Measurement

The measurement of credit risk by the Group is carried out considering the following:

●	At the time that credit is granted, an assessment of a customer’s financial condition is undertaken through the application of qualitative and quantitative methods and using information collected from the market, in order to support the adequacy of the risk exposure being proposed;
●	The assessment is carried out at the counterparty level, considering information on guarantors where applicable. The exposure to the credit risk is also measured in extreme scenarios, using stress techniques and scenario analysis. The models applied to determine the rating of clients and loans are reviewed periodically in order to ensure they reflect the macroeconomic scenario and actual loss experience;
●	The aging of late payments in portfolios is monitored in order to identify trends or changes in the behavior of non-performing loans and allow the adoption of mitigating measures when required;
●	Expected credit loss reflects the risk level of loans and allows monitoring and control of the portfolio’s exposure level and the adoption of risk mitigation measures;
●	The expected credit loss is a forecast of the risk levels of the credit portfolio. Its calculation is based on the historical payment behavior and the distribution of the portfolio by product and risk level. This is a key input to the process of pricing loans and advances to customers; and
●	In addition to the monitoring and measurement of indicators under normal conditions, simulations of changes in business environment and economic scenario are also performed in order to predict the impact of such changes in levels of exposure to risks, provisions and balance of such portfolios and to support the process of reviewing the exposure limits and the credit risk policy.

The following tables present the loans and advances to customers by credit risk rating grade where AA is the highest rating and HH the lowest. The Group considers customers with a rating of AA to C to be low risk and customers with a rating of D to HH to be high risk.

	12/31/2021
Rating	Low Risk	High Risk	Total
Loans and advances to customers
AA	6,174,695	—	6,174,695
A	8,879,596	—	8,879,596
B	738,198	—	738,198
C	769,900	—	769,900
D	—	218,136	218,136
E	—	100,651	100,651
F	—	77,135	77,135
G	—	82,443	82,443
H	—	175,608	175,608

Total	16,562,388	653,973	17,216,362

	12/31/2020
Rating	Low Risk	High Risk	Total
Loans and advances to customers
AA	4,191,808	—	4,191,808
A	3,795,674	—	3,795,674
B	271,617	—	271,617
C	271,500	—	271,500
D	—	66,789	66,789
E	—	43,607	43,607
F	—	27,699	27,699
G	—	26,325	26,325
H	—	90,912	90,912
HH	—	4,127	4,127

Total	8,530,599	259,458	8,790,058

	12/31/2019
Rating	Low Risk	High Risk	Total
Loans and advances to customers
AA	636,103	—	636,103
A	3,539,400	—	3,539,400
B	266,632	—	266,632
C	115,221	—	115,221
D	—	61,321	61,321
E	—	47,283	47,283
F	—	30,257	30,257
G	—	19,104	19,104
H	—	59,568	59,568
HH	—	2,496	2,497

Total	4,557,357	220,030	4,777,387

The following tables present the loans and advances to customers by product and risk:

	12/31/2021
	Low Risk	High Risk	Total
Loans and advances to customers
Payroll Card	55,753	9,510	65,263
Credit Card	4,335,866	462,452	4,798,318
Overdraft protection agreement	2,663	10,199	12,862
Check Account	1,255	31,979	33,234
Payroll loans and personal credit*	3,315,747	152,177	3,467,924
Business loans	2,962,937	54,221	3,017,158
Real Estate loans	4,782,312	339,099	5,121,411
Rural loans	700,192	—	700,192
	16,156,725	1,059,637	17,216,362
Amounts due from financial institutions
Amounts due from financial institutions	2,051,862	—	2,051,862
	2,051,862	—	2,051,862

Derivative financial instruments
Swap	66,545	—	66,545
	66,545	—	66,545

	12/31/2020
	Low Risk	High Risk	Total

Loans and advances to customers
Payroll Card	64,570	3,162	67,732
Credit Card	1,793,872	110,770	1,904,643
Overdraft protection agreement	20,193	—	20,193
Checking Account overdraft	10,660	3,572	14,232
Payroll loans and personal credit*	1,510,962	40,437	1,551,399
Business loans	1,580,682	2,186	1,582,868
Real Estate loans	3,372,023	99,331	3,471,354
Rural loans	177,637	—	177,637

	8,530,599	259,458	8,790,058
Amounts due from financial institutions
Amounts due from financial institutions	502,369	—	502,369
	502,369	—	502,369

Derivative financial instruments
Swap	(56,758)	—	(56,758)
	(56,758)	—	(56,758)

	12/31/2019
	Low Risk	High Risk	Total

Loans and advances to customers
Payroll Card	77,910	2,499	80,409
Credit Card	710,443	73,101	783,544
Overdraft protection agreement	—	—	—
Check Account	—	—	—
Payroll loans and personal credit*	893,279	28,698	921,977
Business loans	459,808	12,496	472,304
Real Estate loans	2,415,917	103,236	2,519,153
Rural loans	—	—	—

	4,557,357	220,030	4,777,387
Amounts due from financial institutions
Amounts due from financial institutions	256,097	—	256,097
	256,097	—	256,097

Derivative financial instruments
Swap	(20,941)	—	(20,941)
	(20,941)	—	(20,941)

(i)	Maximum exposure to credit risk:

	12/31/2021	12/31/2020	12/31/2019
Exposure to credit risk
Balances of “Cash and cash equivalents”	500,446	2,154,687	3,114,789
Amounts due from financial institutions	2,051,862	502,369	256,097
Compulsory deposits at Banco Central do Brasil	2,399,488	1,709,729	392,280
Derivative financial assets	86,948	27,513	—
Loans and advances to customers	17,216,362	8,790,058	4,777,387
Other financial assets	12,757,687	5,812,622	1,155,094
Sub-total	35,012,793	18,996,978	10,095,647

Financial guarantees provided	—	127	5,318
Total exposure to credit risk	35,012,793	18,997,105	10,100,965

The Group’s policies limit transactions to the amount of R$ 15 million for legal entities and 1% of the Regulatory capital for individuals. Loans and advances to customers exceeding such amounts must be approved by the Board of Directors.

(ii)	Description of guarantees

The financial instruments subject to credit risk are subject to careful assessment of credit prior to being contracted and disbursed and risk assessment is ongoing throughout the term of the instruments. Credit assessments are based on an understanding of each customer’s operational characteristics, their borrowing capacity and consider future cash flows as well as payment history, and any guarantees given.

Loans and advances to customers, as shown in Note 11, are mainly represented by the following operations:

●	Working capital operations are guaranteed by receivables, promissory notes, sureties provided by their owners and occasionally by property or other tangible assets;
●	Payroll loans repayments are deducted directly from the borrowers’ pensions, annuities or salaries and settled directly by the entity responsible for making those payments (e.g. company or government body);
●	Personal loans and credit cards, generally, do not have guarantees; and
●	Real estate financing is collateralized by the real estate financed.

The portfolio of securities at FVOCI and amortized cost consists primarily of federal government bonds, considered to have a low credit risk.

Repossessed collateral is generally sold at public auctions, free of any charges or encumbrances with no warranty or guarantee.

Guarantees on real estate loans

The tables below presents the credit exposure of real estate loans by loan-to-value (LTV) ratio. LTV is calculated as the proportion of the gross value of the loan or the value of the outstanding loans to the value of collateral. The gross value of the loans excludes any provision for impairment and the value of the guarantee is its adjusted value – adjusted for changes in real estate price indexes:

	12/31/2021	12/31/2020	12/31/2019

Lower than 30%	582,421	467,960	337,786
31 – 50%	1,584,454	1,291,130	1,048,916
51 – 70%	2,116,015	1,314,740	828,618
71 – 90%	756,870	370,357	296,870
Higher than 90%	81,651	27,167	6,963
	5,121,411	3,471,354	2,519,153

(iii)	Concentration of the portfolio of loans and advances to customers:

The concentration of the portfolio of loans and advances by product is as follows:

	12/31/2021		12/31/2020		12/31/2019
	Balance	%	Balance	%	Balance	%
Private Sector
Payroll Card	65,263	0.38%	67,732	0.77%	80,409	1.68%
Credit Card	4,798,318	27.85%	1,904,643	21.67%	783,544	16.40%
Overdraft Protection Agreement	12,862	0.07%	20,193	0.23%	—	0.00%
Check Account overdraft	33,234	0.19%	14,232	0.16%	—	0.00%
Payroll loans and personal credit	3,467,924	20.14%	1,551,399	17.65%	921,977	19.30%
Business loans	3,017,158	17.52%	1,582,868	18.01%	472,304	9.89%
Real Estate loans	5,121,411	29.75%	3,471,354	39.49%	2,519,153	52.73%
Rural loans	700,192	4.07%	177,637	2.02%	—	0.00%
Total Portfolio	17,216,362	100%	8,790,058	100%	4,777,387	100%

	12/31/2021		12/31/2020		12/31/2019
		% on Loans		% on Loans		% on Loans
		and advances		and advances		and advances
	Balance	to customers	Balance	to customers	Balance	to customers

Largest debtor	274,262	1.59%	144,821	1.65%	58,565	1.23%
Total of the 20 largest debtors	2,034,977	11.82%	2,145,985	24.41%	333,592	6.98%
Total of the 50 largest debtors	2,627,038	15.26%	1,695,446	19.29%	174,709	3.66%
Total of the 100 largest debtors	3,138,861	18.23%	2,157,462	24.54%	193,215	4.04%

The breakdown of loans and advances to customers by maturity is as follows:

	12/31/2021
	To fall due	Overdue	Total
Installments to fall due
Overdue by fewer than 15 days and to fall due within 90 days	2,849,136	—	2,849,136
To fall due between 91 and 360 days	3,868,156	—	3,868,156
To fall due in more than 360 days	8,732,081	—	8,732,081
Total to fall due	15,449,373	—	15,449,373

Overdue installments
Overdue by 15 days or more	—	1,766,989	1,766,989
Total overdue	—	1,766,989	1,766,989

Total Portfolio	15,449,373	1,766,989	17,216,362

	12/31/2020
	To fall due	Overdue	Total
Installments to fall due
Overdue by fewer than 15 days and to fall due within 90 days	2,593,572	—	2,593,572
To fall due between 91 and 360 days	1,357,068	—	1,357,068
To fall due in more than 360 days	4,637,604	—	4,637,604
Total to fall due	8,588,244	—	8,588,244

Overdue installments
Overdue by 15 days or more	—	201,814	201,814
Total overdue	—	201,814	201,814

Total Portfolio	8,588,244	201,814	8,790,058

	12/31/2019
	To fall due	Overdue	Total
Installments to fall due
Overdue by fewer than 15 days and to fall due within 90 days	1,109,647	—	1,109,647
To fall due between 91 and 360 days	561,054	—	561,054
To fall due in more than 360 days	2,895,765	—	2,895,765
Total to fall due	4,566,466	—	4,566,466

Overdue installments
Overdue by 15 days or more	—	201,921	201,921
Total overdue	—	201,921	201,921

Total Portfolio	4,566,466	201,921	4,777,387

b.	Liquidity risk

Liquidity risk is the possibility that the Group is not able to efficiently meet its expected or unexpected obligations, including those resulting from binding guarantees, without incurring significant losses. This also includes the possibility of the Group not being able to negotiate a sale of an asset at market price due to its volume in relation to the volume normally transacted or due to any discontinuity in the market.

The liquidity risk management structure is segregated and works proactively with the aim of monitoring and preventing any breach of limits on liquidity ratios. The monitoring of liquidity risk encompasses the entire flow of receipts and payments for the Group so that risk mitigating actions may be implemented. This monitoring is carried out primarily by the Assets and Liabilities Committee and the Risk and Capital Management Committee. These committees evaluate liquidity risk information that is available in the Group’s systems, such as:

Top 10 investors;

Mismatch between assets and liabilities;

Net Funding;Liquidity limits;Maturity forecast;

Stress tests based on internally defined scenarios;

Liquidity contingency plans;Monitoring of asset and liability concentrations;

Monitoring of Liquidity Ratio and funding renewal rates; and

Reports with information on positions held by Inter and its subsidiaries.

In 2021, 2020 and 2019 there were no material changes to the nature of the liquidity risk exposures, how they arise or the Group’s objectives, policies and processes for managing them, although the Group continues to refine its internal risk management processes.

The responsibilities of the Liquidity Risk Management Framework are distributed between different committees and hierarchical levels, including: Board of Directors, Asset and Liability Committee (ALC), Officer in charge of Risk Management, Superintendent of Compliance, Risk Management and Internal Controls and Risk Coordination. These consider the internal and external factors affecting the liquidity of the Group, and a detailed daily monitoring of incoming and outgoing movements of loans and advances to customers, time deposits, Agribusiness Credit Bills (LCA), Real Estate Secured Bonds (LCI), Guaranteed Real Estate Letters (LIG) and demand deposits is performed. Time deposits are analyzed according to the concentration, maturities, renewals, repurchases and new funding.

(i)	Liquidity ratios

Inter performs a Short-, Medium- and Long-term liquidity ratio analysis, calculated based on the ratio between liquid assets and net outflows during each period. The Liquidity Coverage Ratio (LCR) is the ratio of liquid assets to cash outflows in a standardized stress scenario for a period of 30 days, and the findings are interpreted as follows:

Interpretation of LCR with regard to minimum	Situation
LCR below 3.00 times	Critical
LCR above 2.99 and below 5.00 times	Satisfactory
LCR above 4.99 and below 8.00 times	Comfortable
LCR above 7.99	Excess liquidity

(ii)	Analysis of financial instruments by remaining contractual term

The table below presents the projected future realizable value of the Group’s financial assets and liabilities by contractual term:

	12/31/2021
	Explanatory		3 months to 1
	note	Up to 3 months	year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	500,446	—	—	500,446
Compulsory deposits at Banco Central do Brasil	10b	2,399,488	—	—	2,399,488
Amounts due from financial institutions	10	2,051,862	—	—	2,051,862
Securities	12	474,509	203,451	12,079,727	12,757,687
Derivative Financial Instruments	9	86,948	—	—	86,948
Loans and advances to customers	11	4,616,124	3,868,156	8,732,082	17,216,362
Other assets	17	687,336	28,012	77,387	792,735
Total financial assets		10,816,713	4,099,619	20,889,196	35,805,528

Financial liabilities
Liabilities with financial institutions	18	5,306,020	35,444	—	5,341,464
Liabilities with customers	19	11,360,378	6,956,400	16,765	18,333,543
Securities issued	20	112,591	3,349,639	109,863	3,572,093
Derivative financial instruments liabilities	9	—	29,452	37,093	66,545
Borrowing and onlending	21	99	1,087	23,886	25,071
Other liabilities	24	374,327	134,744	108,277	617,349
Total financial liabilities		17,153,415	10,506,766	295,884	27,956,065

	12/31/2020
	Explanatory	Up to 3	3 months
	note	months	to 1 year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	2,154,687	—	—	2,154,687
Compulsory deposits at Banco Central do Brasil	10b	502,369	—	—	502,369
Amounts due from financial institutions	10	1,207,383	502,346	—	1,709,729
Securities	12	196,927	161,356	5,454,339	5,812,622
Derivative Financial Instruments	9	6,510	21,003	—	27,513
Loans and advances to customers	11	2,795,385	1,357,068	4,637,605	8,790,058
Other assets	17	409,465	27,373	81,844	518,681
Total financial assets		7,272,726	2,069,146	10,173,788	19,515,660
Financial liabilities
Liabilities with financial institutions	18	1,706,681	50,232	—	1,756,913
Liabilities with customers	19	7,550,562	607,077	4,278,993	12,436,632
Securities issued	20	80,924	505,572	1,142,940	1,729,436
Derivative financial instruments liabilities	9	—	20,767	35,991	56,758
Borrowing and onlending	21	104	1,145	26,156	27,405
Other liabilities	24	475,420	—	—	475,420
Total financial liabilities		(9,813,691)	(1,184,793)	(5,484,079)	(16,482,563)

	12/31/2019
	Explanatory	Up to 3	3 months to 1
	note	months	year	Above 1 year	Total
Financial assets
Cash and cash equivalents	8	3,114,789	—	—	3,114,789
Compulsory deposits at Banco Central do Brasil	10	392,280	—	—	392,280
Securities	12	450,705	64,144	640,245	1,155,094
Amounts due from financial institutions	10	91,448	161,485	3,164	256,097
Loans and advances to customers	11	1,320,568	561,054	2,895,765	4,777,387
Other assets	17	190,950	—	1,104	192,054
Total financial assets		5,560,740	786,683	3,540,278	9,887,701

Financial liabilities
Liabilities with financial institutions and clients	18 and 19	3,104,012	314,239	2,448,680	5,866,931
Securities issued	20	576,393	655,467	487,720	1,719,580
Derivative financial instruments	9	20,941	—	—	20,941
Borrowing and onlending	21	109	1,198	28,493	29,800
Other liabilities	24	216,115	—	—	216,115
Total financial liabilities		(3,917,570)	(970,904)	(2,964,893)	(7,853,367)

c.	Market risk

Market risk is the possibility of losses due to changes in stock prices, interest rates, exchange rates, price indexes and commodity prices. In essence, market risk is the risk arising from movements in the markets to which Inter has exposure. Price indexes are also treated as a risk factor.

Market risk is controlled by an area independent of the business units, which is responsible for the daily activities: (i) measuring and assessing risk, (ii) monitoring stress scenarios, limits and alerts, (iii) applying, analyzing and stress testing scenarios, (iv) reporting risk to the individuals responsible in the business units, in compliance with internal governance, (v) monitoring the measures needed to adjust positions and/or risk levels.

In general, the market risk positions are controlled by models such as (i) delta EVE - Economic Value of Equity ; (ii) delta NII - Net Interest Income ; (iii) DV01 - delta variation risk and (iv) value at risk, as well analyzed (and monitored) by the Asset and Liability Committee.

●	∆EVE (Delta Economic Value of Equity) is defined as the difference between the present value of the sum of repricing flows of instruments in a base scenario, and the present value of the sum of repricing flows of the same instruments in an interest-rate shocked scenario.

This metric measures the sensibility of banking book to strong changes in interest rates.

●	∆NII (Delta Net Interest Income) is defined as the difference between the result of financial intermediation of instruments in a base scenario, and the result of financial intermediation of the same instruments in an interest-rate shocked scenario.
●	Sensitivity (DV01 – Delta Variation Risk): impact on the market value of cash flows when a 1 basis point change is applied to current interest rates or on the index rates.
●	Value at Risk (VaR): a statistical metric that quantifies the maximum potential economic loss expected in normal market conditions, considering a defined holding period and confidence interval. The VaR calculation is considering a parametric model with 99% of confidence level and holding period of 21 days. The volatility is calculated considering Exponential Weighted Moving Average model with a lambda of 0,94 to 252 workdays.

The Group segregates its market risk exposures, including derivative financial instruments, as follows:

1)	Trading Book: basically composed of operations contracted with the intention of trading or intended to hedge account; and
2)	Banking Book: basically composed of operations contracted with the intention of being held until their maturities.

The market risk of Trading Book, considering the VaR model, is presented in the following table:

R$Thousand	2021	2020	2019

Risk Factor	21 days - holding period
Price index coupons	4,882	4,262	383
Pre fixed interest rate	83	6,319	1,433
Foreign currency coupons	—	365	—
Exchange rates	80	2,014	1,278
Shares prices	1,599	4,056	310
Others	—	22,845	7,994
SubTotal	6,645	39,861	11,398
Diversification effects (correlation)	1,758	17,939	3,744
Value-at-Risk	4,887	21,921	7,624

The market risk of Banking Book, calculated by the VaR model, is presented in the following table:

R$Thousand	2021	2020	2019

Risk Factor	21 days - holding period
Price index coupons	364,502	169,917	48,417
Pre fixed interest rate	49,577	20,345	22,034
Interest rate coupons	36,555	1,631	13,893
Share Price	1,412	20,345	22,034
SubTotal	452,045	191,893	84,344
Diversification effects (correlation)	84,587	18,491	34,087
Value-at-Risk	367,458	173,402	50,257

Sensitivity analysis

The Group performs the sensitivity analysis by market risk factors considered relevant. The largest losses, by risk factor, in each of the scenarios were presented with an impact on profit or loss, providing a view of the exposure by risk factor of the Group in exceptional scenarios. The following table presents the estimated impact of three possible scenarios on the fair value of the Group’s market risk exposures:

Scenario I: Probable situation which reflects the perception of the Group’s management in relation to the scenario with the highest probability of occurrence considering macroeconomic factors and market information observed in the period. Premise used: Increase or decrease of 1 basis point in the rates of each risk factor – the numbers presented represent the largest loss per risk factor and do not consider correlation.

Scenario II: Projects a possible variation of 25 percent in the rates of each risk factor. The numbers presented represent the largest loss per risk factor and do not consider correlation.

Scenario III: Project a remote variation of 50 percent in the rates of each risk factor. The numbers presented represent the largest loss per risk factor and do not consider correlation.

Exposures							12/31/2021
Banking and Trading Portfolios	Scenarios
		variation rate		variation rate		variation rate
Risk factors	Risk of variation in:	scenario I	scenario I	scenario II	scenario II	scenario III	scenario III
IPCA Coupon	Price index coupons	increase	(3,045)	increase	(378)	increase	(658,147)
IGP-M Coupon	Price index coupons	increase	(42)	increase	(6)	increase	(10,118)
Fixed	Fixed interest rates	decrease	(334)	decrease	(183)	decrease	(551,209)
TR Coupon	Interest rate coupons	increase	(813)	increase	(23)	increase	(226,744)

Exposures							12/31/2020
Banking and Trading Portfolios	Scenarios
		variation rate		variation rate		variation rate
Risk factors	Risk of variation in:	scenario I	scenario I	scenario II	scenario II	scenario III	scenario III
IPCA Coupon	Price index coupons	increase	(3,267)	increase	(233)	increase	(44,207)
IGP-M Coupon	Price index coupons	increase	(83)	increase	(8)	increase	(15,804)
Fixed	Fixed interest rates	increase	(162)	increase	(30)	increase	(56,739)
TR Coupon	Interest rate coupons	increase	(34)	increase	(5)	increase	(9,801)

Exposures							12/31/2019
Banking and Trading Portfolios	Scenarios
		variation rate		variation rate		variation rate
Risk factors	Risk of variation in:	scenario I	scenario I	scenario II	scenario II	scenario III	scenario III
IPCA Coupon	Price index coupons	increase	(12,161)	increase	(52,234)	increase	(100,169)
IGP-M Coupon	Price index coupons	increase	(1,047)	increase	(6,924)	increase	(15,262)
Fixed	Fixed interest rates	increase	(319)	increase	(47,308)	increase	(90,630)
TR Coupon	Interest rate coupons	increase	(304)	increase	(71,292)	increase	(193,164)

The results of the sensitivity analysis of trading and banking portfolios are shown in the following table:

d.	Operational risk

Operational Risk Management aims to identify, assess and monitor risks.

Policy

Operational risk is defined as the possibility of losses resulting from failure, deficiency or inadequacy of internal processes, people and systems, or from external events. The Group has processes which aim to identify and, if possible, mitigate operational risks arising in its activities, minimizing the operational risks that are inherent to its business, complexity of products, services, activities, processes and systems

Among the operational risk events, there are:

●	Internal frauds;
●	External frauds;
●	Labor demands and deficient safety at the working place;
●	Inadequate practices related to clients, products and services;
●	Damages to physical assets owned or used by the Group;
●	Interruption of the activities;
●	Failures in information technology systems; and
●	Failures in execution, fulfillment of deadlines and management of the activities.

For the purposes of Operational Risk minimum capital allocation (RWAopad portion), the Group adopted the Basic Indicator (BIA) methodology for its management.

Phases of the Management Process

Qualitative Evaluation

The qualitative assessment uses a scale which considers measures for probability and impact, taking into account the vulnerabilities and threats that, combined, determine the level of risk exposure to each event. Identification and verification is performed by in-person monitoring, interviews and workshops with the managers and employees from all operational areas, business partners and business units.

The identified risks are categorized and organized by risk factors.

Quantitative Evaluation

In the quantitative assessment of operational risk, the Group maintains an internal database fed by various sources of information. This contains descriptions and details of operational losses. In the quantitative assessment, information from external sources deemed reliable and relevant to the businesses of the Group may also be used.

Monitoring

An effective risk management process requires a communication and review structure that ensures the correct, effective and timely identification and assessment of the risks. In addition, it also seeks to assure that controls and responses to these risks are implemented.

Control tests and regular audits intended to verify compliance with applicable policies and standards are performed. The monitoring and review process seeks to verify whether:

●	The adopted measures have achieved the intended results;
●	The procedures adopted and the information gathered to perform the assessment were appropriate;
●	Higher levels of knowledge may have contributed to make better decisions; and
●	There is an effective possibility of obtaining information for future assessments.